Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
COMSTOCK CAPITAL VALUE FUND Class AAA
Prospectus [Line Items]
Average Annual Return, Percent	11.25%	4.75%	(4.95%)
COMSTOCK CAPITAL VALUE FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	5.14%	3.53%	(5.51%)
COMSTOCK CAPITAL VALUE FUND CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.57%	3.14%	(5.69%)
COMSTOCK CAPITAL VALUE FUND CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.29%	2.61%	(3.97%)
COMSTOCK CAPITAL VALUE FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	20.60%	6.60%	(4.45%)
COMSTOCK CAPITAL VALUE FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	11.35%	4.79%	(4.80%)